STOCKHOLDER'S EQUITY (Details) (USD $)	0 Months Ended						9 Months Ended		12 Months Ended		0 Months Ended			0 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended				3 Months Ended
	Sep. 08, 2014	Aug. 21, 2014	Feb. 03, 2014	Dec. 19, 2013	Dec. 18, 2013	Dec. 19, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 05, 2014 Affiliated Entity [Member] Bio-Tech Medical Software [Member]	Jun. 05, 2014 Affiliated Entity [Member] MedVend Holdings LLC [Member]	Sep. 30, 2014 Affiliated Entity [Member]	Sep. 08, 2014 Board Member [Member]	Nov. 30, 2011 Series A Preferred Stock [Member] Stock Issued to Founder and Shareholder [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] Stock Issued to Shareholder [Member]	Jan. 31, 2013 Series A Preferred Stock [Member] Stock Issued to Founder [Member]	Sep. 30, 2014 Series A Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Mar. 31, 2014 Common Stock Issuance [Member]	Dec. 31, 2013 Vaporfection International Inc. [Member]
STOCKHOLDER'S EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues									1,079,303						6,000,000						485,830
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)															$ 0.001			$ 0.001	$ 0.001	$ 0.001
Convertible Preferred Stock, Terms of Conversion															converted to common stock at a ratio of 1 (one) share of Series A Preferred Stock to 5 (five) shares of common stock
Stock Repurchased During Period, Shares											30,000	30,000				3,000,000
Stock Repurchased and Retired During Period, Shares																	3,000,000
Preferred Stock, Shares Outstanding																		3,000,000	3,000,000	6,000,000
Legal Fees (in Dollars)											$ 4,800	$ 4,800
Stock Repurchased During Period, Value (in Dollars)											604,800	604,800
Treasury Stock, Shares							60,000						60,000
Sale of Stock, Price Per Share (in Dollars per share)									$ 5.35												$ 5.00
Proceeds from Issuance of Common Stock (in Dollars)							2,442,859	3,541,090	4,486,541	858,415											2,427,859
Dividends Payable, Nature				declared a 1:1 common stock dividend on each share of outstanding common stock
Common Stock Dividends, Shares			14,762,875
Stock Issued During Period, Shares, Share-based Compensation, Gross	346,875													93,751
Number of Board Members	2	2
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned (in Dollars)																						$ 1,285,553
Stockholders' Equity Note, Stock Split					two-for-one	two-for-one